UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 223,816	$ 145,622
Restricted cash	5,714	8,338
Investments in debt and equity securities	20,734	21,210
Due from related parties	6,584	8,557
Trade accounts receivable	10,773	11,134
Other receivables	24,483	15,444
Inventories	14,262	10,124
Prepaid expenses and accrued income	8,266	6,403
Investment in sales-type leases, direct financing leases and leaseback assets, current portion	15,544	23,484
Financial instruments at fair value, current portion	792	0
Total current assets	330,968	250,316
Vessels and equipment, net	2,350,247	2,230,583
Vessels under finance lease, net	635,587	656,072
Investment in sales-type leases, direct financing leases and leaseback assets, long-term portion	111,217	181,282
Investments in associated companies	16,584	16,635
Newbuildings and vessel purchase deposits	61,769	57,093
Loans and long term receivables from associated companies	45,000	45,000
Financial instruments at fair value, long-term portion	19,972	3,184
Other long-term assets	18,455	19,132
Total assets	3,589,799	3,459,297
Current liabilities
Short-term debt and current portion of long-term debt	760,473	302,769
Finance lease liability, current portion	52,397	51,204
Due to related parties	1,246	1,295
Trade accounts payable	2,984	1,770
Financial instruments at fair value, current portion	13	738
Accrued expenses	18,849	19,794
Other current liabilities	24,226	22,746
Total current liabilities	860,188	400,316
Long-term liabilities
Long-term debt	1,203,068	1,586,445
Finance lease liability, long-term portion	446,426	472,996
Financial instruments at fair value, long-term portion	33,559	17,209
Other long-term liabilities	4	4
Total liabilities	2,543,245	2,476,970
Commitments and contingent liabilities
Stockholders' equity
Share capital ($0.01 par value; 300,000,000 shares authorized; 138,551,387 shares issued and outstanding at June 30, 2022). ($0.01 par value; 300,000,000 shares authorized; 138,551,387 shares issued and outstanding at December 31, 2021).	1,386	1,386
Additional paid-in capital	615,913	621,037
Contributed surplus	424,562	461,818
Accumulated other comprehensive income/(loss)	4,693	(9,194)
Accumulated profit/(deficit)	0	(92,720)
Total stockholders’ equity	1,046,554	982,327
Total liabilities and stockholders’ equity	$ 3,589,799	$ 3,459,297